STOCK-BASED COMPENSATION - Stock Options Outstanding and Exercisable (Details) shares in Thousands	12 Months Ended
Dec. 31, 2025 $ / shares shares
Options Outstanding
Options outstanding (in shares) | shares	438
Weighted- Average Remaining Contractual Life in Years	9 months 18 days
Weighted-average exercise price (in USD per share)	$ 11.44
Options Exercisable
Options exercisable (in shares) | shares	438
Weighted- Average Remaining Contractual Life in Years	9 months 18 days
Weighted-average exercise price (in USD per share)	$ 11.44
Less than $10.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Exercise price range, upper limit (in USD per share)	$ 10.00
Options Outstanding
Options outstanding (in shares) | shares	102
Weighted- Average Remaining Contractual Life in Years	3 months 18 days
Weighted-average exercise price (in USD per share)	$ 7.64
Options Exercisable
Options exercisable (in shares) | shares	102
Weighted- Average Remaining Contractual Life in Years	3 months 18 days
Weighted-average exercise price (in USD per share)	$ 7.64
$10.01 to $15.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Exercise price range, lower limit (in USD per share)	10.01
Exercise price range, upper limit (in USD per share)	$ 15.00
Options Outstanding
Options outstanding (in shares) | shares	336
Weighted- Average Remaining Contractual Life in Years	1 year
Weighted-average exercise price (in USD per share)	$ 12.60
Options Exercisable
Options exercisable (in shares) | shares	336
Weighted- Average Remaining Contractual Life in Years	1 year
Weighted-average exercise price (in USD per share)	$ 12.60